Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 2.6%
Leonardo DRS, Inc.* 221,437 $ 6,244,523
VirTra , Inc.
#
,* 9,488 83,210
6,327,733
Automobile Components - 0.1%
XPEL, Inc.* 7,407 302,724
Banks - 5.4%
Amalgamated Financial Corp. 7,976 253,717
Axos Financial, Inc.* 14,830 1,082,738
BancFirst Corp. 8,633 927,443
Bancorp, Inc. (The)* 13,485 699,062
Bank First Corp. 2,647 245,377
Bankwell Financial Group, Inc. 2,101 59,143
Business First Bancshares, Inc. 6,681 169,831
Byline Bancorp, Inc. 11,517 323,052
Capital Bancorp, Inc. 3,663 93,370
Capital City Bank Group, Inc. 4,442 157,691
Citizens Community Bancorp, Inc. 2,805 36,297
Civista Bancshares, Inc. 4,158 74,636
Coastal Financial Corp.* 3,513 185,135
CrossFirst Bankshares , Inc.* 12,884 238,869
Customers Bancorp, Inc.* 8,249 531,896
Esquire Financial Holdings, Inc. 2,178 134,317
First Business Financial Services, Inc. 2,184 100,508
Five Star Bancorp 5,586 164,228
Franklin Financial Services Corp. 1,183 39,619
German American Bancorp, Inc. 7,744 304,649
Greene County Bancorp, Inc. 4,462 161,748
HomeTrust Bancshares, Inc. 4,571 162,133
International Bancshares Corp. 16,185 1,091,516
MainStreet Bancshares, Inc. 2,045 36,524
Metropolitan Bank Holding Corp.* 2,932 154,604
NB Bancorp, Inc.* 11,170 213,570
Northeast Bank 2,046 148,662
Northeast Community Bancorp, Inc. 3,723 84,810
Oak Valley Bancorp 2,219 63,175
Old Second Bancorp, Inc. 11,733 198,522
Orange County Bancorp, Inc. 1,491 92,725
Orrstown Financial Services, Inc. 2,825 99,327
Pathward Financial, Inc. 6,588 444,954
Plumas Bancorp 1,562 67,588
Preferred Bank 3,925 337,785
Princeton Bancorp, Inc. 1,682 65,800
QCR Holdings, Inc. 4,386 335,266
ServisFirst Bancshares, Inc. 14,256 1,143,901
Southern California Bancorp
#
,* 4,900 77,371
Southern States Bancshares, Inc. 2,354 77,023
Stock Yards Bancorp, Inc. 7,712 479,841
Third Coast Bancshares, Inc.* 3,598 84,085
UMB Financial Corp. 12,687 1,294,328
Unity Bancorp, Inc. 2,645 91,570
Westamerica Bancorp 6,959 375,508
13,203,914

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - 0.5%
Duckhorn Portfolio, Inc. (The)* 52,591 $ 381,811
MGP Ingredients, Inc. 10,015 816,723
1,198,534
Biotechnology - 1.7%
Catalyst Pharmaceuticals, Inc.* 234,170 4,037,091
Building Products - 3.0%
CSW Industrials, Inc. 13,068 4,239,520
Quanex Building Products Corp. 27,887 931,426
Tecnoglass , Inc. 39,649 2,133,513
7,304,459
Capital Markets - 2.4%
AssetMark Financial Holdings, Inc.* 19,383 668,713
Blue Owl Capital Corp. III 32,869 487,447
Federated Hermes, Inc. - Class B 21,917 752,411
Hamilton Lane, Inc. - Class A 10,548 1,522,815
Heritage Global, Inc.* 10,227 24,852
PJT Partners, Inc. - Class A 6,246 830,343
StoneX Group, Inc.* 8,261 688,472
Victory Capital Holdings, Inc. - Class A 16,849 882,719
5,857,772
Chemicals - 1.1%
Hawkins, Inc. 25,394 2,638,437
Commercial Services & Supplies - 0.2%
Aris Water Solutions, Inc. - Class A 25,774 456,458
Communications Equipment - 0.3%
Clearfield, Inc.* 14,670 636,678
Construction & Engineering - 6.2%
Bowman Consulting Group Ltd. - Class A* 14,898 532,157
Dycom Industries, Inc.* 24,484 4,493,059
IES Holdings, Inc.* 17,040 2,623,649
MYR Group, Inc.* 14,113 1,982,594
Primoris Services Corp. 45,203 2,552,613
Sterling Infrastructure, Inc.* 25,976 3,022,567
15,206,639
Construction Materials - 1.2%
United States Lime & Minerals, Inc. 34,660 2,947,833
Consumer Finance - 0.3%
Atlanticus Holdings Corp.* 3,882 138,859
Enova International, Inc.* 7,164 619,471
758,330
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. - Class A 6,635 537,767
Containers & Packaging - 0.3%
Myers Industries, Inc. 45,629 679,872
Distributors - 0.1%
GigaCloud Technology, Inc. - Class A
#
,* 8,827 259,779
Diversified Consumer Services - 0.4%
Lincoln Educational Services Corp.* 8,478 119,624
Stride, Inc.* 11,560 878,329
997,953
Electrical Equipment - 1.2%
Array Technologies, Inc.* 127,799 1,344,445
Preformed Line Products Co. 4,153 572,574

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Shoals Technologies Group, Inc. - Class A* 143,563 $ 933,160
2,850,179
Electronic Equipment, Instruments & Components - 5.5%
ePlus , Inc.* 27,735 2,549,401
Kimball Electronics, Inc.* 25,631 607,455
Napco Security Technologies, Inc. 37,947 2,117,822
Plexus Corp.* 28,179 3,611,702
Richardson Electronics Ltd. 12,682 151,804
Sanmina Corp.* 57,052 4,297,727
13,335,911
Energy Equipment & Services - 0.1%
Atlas Energy Solutions, Inc. - Class A 12,802 271,914
Entertainment - 0.8%
Madison Square Garden Entertainment Corp. - Class A* 36,426 1,438,463
Vivid Seats, Inc. - Class A* 116,546 568,744
2,007,207
Financial Services - 1.9%
HA Sustainable Infrastructure Capital, Inc. 30,126 987,229
International Money Express, Inc.* 8,545 189,784
Merchants Bancorp 11,921 536,445
NMI Holdings, Inc. - Class A* 20,905 822,612
Paymentus Holdings, Inc. - Class A* 5,756 121,739
Payoneer Global, Inc.* 97,322 538,191
Sezzle , Inc.
#
,* 1,487 130,053
Shift4 Payments, Inc. - Class A
#
,* 16,144 1,110,546
Velocity Financial, Inc.
#
,* 8,640 163,555
4,600,154
Food Products - 1.3%
Cal-Maine Foods, Inc. 20,114 1,439,559
Mama's Creations, Inc.* 17,084 130,180
Tootsie Roll Industries, Inc. 33,221 1,024,536
Vital Farms, Inc.* 19,189 700,206
3,294,481
Health Care Equipment & Supplies - 6.1%
iRadimed Corp. 25,126 1,173,636
LeMaitre Vascular, Inc. 44,500 3,866,605
Semler Scientific, Inc.
#
,* 14,040 465,426
STAAR Surgical Co.* 97,405 4,017,956
Tactile Systems Technology, Inc.* 47,190 602,616
UFP Technologies, Inc.* 15,207 4,890,419
15,016,658
Health Care Providers & Services - 8.1%
Addus HomeCare Corp.* 32,456 3,938,860
CorVel Corp.* 28,072 8,612,490
Cross Country Healthcare, Inc.* 69,000 1,258,560
DocGo , Inc.* 201,669 732,058
Progyny, Inc.* 188,768 5,323,258
19,865,226
Health Care REITs - 0.1%
American Healthcare REIT, Inc. 11,066 176,392
Health Care Technology - 2.8%
Doximity , Inc. - Class A* 242,807 6,798,596

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 0.4%
Bowlero Corp. - Class A
#
24,208 $ 313,494
Monarch Casino & Resort, Inc. 5,017 392,731
Target Hospitality Corp.* 26,890 251,690
957,915
Household Durables - 1.7%
Cavco Industries, Inc.* 2,214 917,969
Dream Finders Homes, Inc. - Class A* 9,247 291,743
Green Brick Partners, Inc.* 12,008 878,385
Lovesac Co. (The)* 4,176 114,255
M/I Homes, Inc.* 7,414 1,236,878
Smith Douglas Homes Corp. - Class A
#
,* 2,401 78,969
Worthington Enterprises, Inc. 13,406 669,093
4,187,292
Household Products - 0.1%
Oil- Dri Corp. of America 2,346 152,725
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 2,739 336,377
Plymouth Industrial REIT, Inc. 4,395 105,128
441,505
Insurance - 1.5%
Enstar Group Ltd.* 3,964 1,285,922
Goosehead Insurance, Inc. - Class A* 6,581 594,198
Hagerty, Inc. - Class A
#
,* 22,392 247,656
HCI Group, Inc.
#
2,738 258,084
Kingsway Financial Services, Inc.* 7,405 62,794
Palomar Holdings, Inc.* 6,494 597,513
Skyward Specialty Insurance Group, Inc.* 10,431 412,755
Tiptree, Inc. - Class A 9,631 190,212
3,649,134
Interactive Media & Services - 1.0%
Bumble, Inc. - Class A* 111,824 1,044,436
Shutterstock, Inc. 31,752 1,404,074
2,448,510
IT Services - 2.4%
DigitalOcean Holdings, Inc.* 93,730 3,105,275
Perficient, Inc.* 36,175 2,727,957
5,833,232
Leisure Products - 1.0%
Acushnet Holdings Corp. 16,848 1,222,828
Malibu Boats, Inc. - Class A* 5,487 208,725
MasterCraft Boat Holdings, Inc.* 4,592 100,473
YETI Holdings, Inc.* 22,780 941,953
2,473,979
Machinery - 4.9%
Alamo Group, Inc. 10,163 1,958,613
Franklin Electric Co., Inc. 38,781 4,134,830
Kadant , Inc. 9,893 3,477,291
Miller Industries, Inc. 9,668 656,844
Tennant Co. 16,002 1,723,255
11,950,833
Marine Transportation - 0.3%
Global Ship Lease, Inc. - Class A 29,654 783,459

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Media - 0.6%
Integral Ad Science Holding Corp.* 142,201 $ 1,447,606
Metals & Mining - 2.0%
Alpha Metallurgical Resources, Inc. 15,791 4,664,820
Friedman Industries, Inc. 8,537 144,275
4,809,095
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AFC Gamma, Inc. 5,790 51,936
Arbor Realty Trust, Inc.
#
49,111 662,998
Chicago Atlantic Real Estate Finance, Inc. 5,198 83,064
Ready Capital Corp. 45,670 423,818
Sachem Capital Corp. 12,792 32,236
Sunrise Realty Trust, Inc.* 1,990 23,880
1,277,932
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 2,228 33,331
Oil, Gas & Consumable Fuels - 1.0%
Ardmore Shipping Corp. 4,898 106,189
CONSOL Energy, Inc.* 3,422 341,550
Dorian LPG Ltd. 4,743 193,799
Granite Ridge Resources, Inc.
#
15,346 105,120
Hallador Energy Co.* 4,441 35,350
International Seaways, Inc. 5,772 323,232
Kinetik Holdings, Inc. - Class A 6,955 288,493
New Fortress Energy, Inc. - Class A
#
23,842 470,641
OPAL Fuels, Inc. - Class A* 3,604 14,885
Par Pacific Holdings, Inc.* 6,771 179,770
Uranium Energy Corp.* 47,087 279,226
2,338,255
Personal Care Products - 0.8%
Inter Parfums, Inc. 14,555 2,047,597
Pharmaceuticals - 6.8%
Amphastar Pharmaceuticals, Inc.* 96,953 4,219,395
Corcept Therapeutics, Inc.* 206,393 7,981,217
Harmony Biosciences Holdings, Inc.* 112,597 3,812,534
Scilex Holding Co.* 359,827 572,125
16,585,271
Professional Services - 4.9%
CBIZ, Inc.* 42,176 2,927,014
Concentrix Corp. 55,537 3,915,358
CRA International, Inc. 5,825 1,018,210
Franklin Covey Co.* 11,191 489,159
IBEX Holdings Ltd.* 14,556 253,857
Korn Ferry 44,158 3,255,328
RCM Technologies, Inc.* 6,584 128,256
11,987,182
Real Estate Management & Development - 0.1%
St Joe Co. (The) 5,547 342,139
Residential REITs - 0.0%
NexPoint Residential Trust, Inc. 2,468 107,827
Semiconductors & Semiconductor Equipment - 1.1%
ACM Research, Inc. - Class A* 58,676 1,053,234
Photronics , Inc.* 65,206 1,656,885
2,710,119

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - 7.0%
Alarm.com Holdings, Inc.* 51,640 $ 3,643,202
DoubleVerify Holdings, Inc.* 176,762 3,733,213
EverCommerce , Inc.* 190,491 2,297,322
Mitek Systems, Inc.* 48,225 641,875
N-able, Inc.* 190,126 2,650,356
PowerSchool Holdings, Inc. - Class A* 170,513 3,846,773
Red Violet, Inc.* 14,167 364,942
17,177,683
Specialized REITs - 0.1%
National Storage Affiliates Trust 7,124 303,269
Specialty Retail - 2.5%
Arhaus , Inc. - Class A
#
14,284 216,974
Boot Barn Holdings, Inc.* 8,123 1,084,258
EVgo , Inc. - Class A* 28,681 110,135
Group 1 Automotive, Inc. 3,616 1,322,443
MarineMax , Inc.* 5,988 208,802
OneWater Marine, Inc. - Class A* 3,938 97,190
Penske Automotive Group, Inc. 17,855 3,108,734
6,148,536
Trading Companies & Distributors - 5.2%
Alta Equipment Group, Inc. 28,004 294,042
GMS, Inc.* 33,527 3,226,303
Herc Holdings, Inc. 23,876 3,720,836
Hudson Technologies, Inc.* 38,423 328,901
Karat Packaging, Inc. 16,846 503,190
Rush Enterprises, Inc. - Class A 65,275 3,329,678
Titan Machinery, Inc.* 19,269 343,566
Transcat , Inc.* 7,693 886,541
12,633,057
Total Common Stocks (cost $211,050,611) 244,396,174
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.3692%
∞
(cost $23,371) 23,361 23,371
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 5.3014%
£,∞
2,440,797 2,440,797
Time Deposits - 0.3%
Royal Bank of Canada, 5.3100%, 8/1/24 $ 610,199 610,199
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,050,996) 3,050,996
Total Investments (total cost $214,124,978 ) - 101.3% 247,470,541
Liabilities, net of Cash, Receivables and Other Assets - (1.3%) (3,072,067)
Net Assets - 100.0% $244,398,474

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 245,294,971 99.2%
Bermuda 1,285,922 0.5
United Kingdom 783,459 0.3
Ireland 106,189 0.0
Total $ 247,470,541 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investments Purchased
with Cash Collateral from
Securities Lending - 1.3%
Investment Companies - 1.0%
Janus Henderson Cash
Collateral Fund LLC,
5.3014%
∞
$ 1,240,127 $ 41,253,038 $ (40,052,368) $ – $ – $ 2,440,797 2,440,797 $ 56,807
Δ

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2024.
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 244,396,174 $ — $ — $ 244,396,174
Investment Companies 23,371 — — 23,371
Investments Purchased with Cash
Collateral from Securities Lending — 3,050,996 — 3,050,996
Total Assets $ 244,419,545 $ 3,050,996 $ — $ 247,470,541

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70327 09-24